Intangible Assets, Net (Details Textual) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	Jan. 05, 2015	Apr. 22, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible Assests, Net (Textual)
Payment for intangible assets	$ 2,000	$ 327					$ 327
Amortization expenses					$ 222	$ 126	97
Patents acquired	$ 1,000
Amortization period					10 years
Operating Expenses				$ 800	$ 34,817	$ 25,357	$ 18,455
Subsequent Event [Member]
Intangible Assests, Net (Textual)
Operating Expenses			$ 200